Balances and Transactions With Related Parties and Key Officers (Schedule of Compensation of Officers of Company) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) Officers	Dec. 31, 2021 USD ($) Officers	Dec. 31, 2020 USD ($) Officers
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	[1],[2]	$ 2,880	$ 1,788	$ 1,993
Share-based compensation		797	518	467
Compensation of officers		$ 3,677	$ 2,306	$ 2,460
Number of officers | Officers		7	5	5

[1]	In December 2007, the Company's board of directors approved one time bonus payments to the Chief Medical Officer in the amounts of $ 120, which was recorded in profit and loss in December 2022 upon achieving marketing approval in the United States.
[2]	One-time expenses amounted $309 for the year ended December 31, 2022, are associated with the management changes.